REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of change in the carrying amount of redeemable non-controlling interests

	Year ended December 31,
	2023	2024	2025
Balance at beginning of the year	—	—	—
Issuance of Series A Preferred Shares of DayOne	—	4,695,667	—
Net loss attributable to redeemable non-controlling interests	—	(120,447)	—
Other comprehensive income attributable to redeemable non-controlling interests	—	95,543	—
Deconsolidation (Note 3)	—	(4,670,763)	—
Balance at end of the year	—	—	—